Offerings - Offering: 1	Apr. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,882,219,157.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 398,034.47
Offering Note	* The "transaction valuation" was estimated solely for purposes of calculating the filing fee as the sum of (i) 52,018,597 issued and outstanding shares of common stock, par value $0.001 per share (the "Shares") of Soleno Therapeutics, Inc. ("Soleno"), multiplied by $53.00 per share (the "Offer Price"); (ii) 3,771,696 Shares issuable pursuant to outstanding in-the-money stock options, multiplied by $18.28, which is the difference between the Offer Price and $34.72, the weighted average exercise price of such options; (iii) 1,599 Shares underlying common warrants, multiplied by $48.50, which is the difference between the Offer Price and $4.50, the weighted average exercise price of such warrants; and (iv) 1,060,554 Shares issuable upon settlement of outstanding restricted stock units, multiplied by the Offer Price. The calculation of the filing fee is based on information provided by Soleno as of April 15, 2026. ** The "amount of filing fee" was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 beginning on October 1, 2025, issued August 25, 2025, by multiplying the transaction valuation by 0.00013810.